Weighted average basic and diluted number of common shares outstanding (Tables)	9 Months Ended
Sep. 30, 2018
Weighted average basic and diluted number of common shares outstanding [abstract]
Schedule of Weighted Average Basic and Diluted Number of Common Shares Outstanding
	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2018	2017	2018	2017

Basic weighted average number of shares	43,019,794	40,137,013	42,424,147	39,862,124
Effect of dilutive stock options and warrants	-	-	-	-
Diluted weighted average number of shares	43,019,794	40,137,013	42,424,147	39,862,124